Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.35

LOAN INFORMATION				INITIAL CREDIT LOAN GRADES				INITIAL COMPLIANCE LOAN GRADES				INITIAL PROPERTY LOAN GRADES				INITIAL OVERALL LOAN GRADES				FINAL CREDIT LOAN GRADES				FINAL COMPLIANCE LOAN GRADES				FINAL PROPERTY LOAN GRADES				FINAL OVERALL LOAN GRADES
Loan ID	Seller Loan ID	Investor Loan ID	Original Loan Amount	DBRS/Morningstar	Fitch	Kroll	Moodys	DBRS/Morningstar	Fitch	Kroll	Moodys	DBRS/Morningstar	Fitch	Kroll	Moodys	DBRS/Morningstar	Fitch	Kroll	Moodys	DBRS/Morningstar	Fitch	Kroll	Moodys	DBRS/Morningstar	Fitch	Kroll	Moodys	DBRS/Morningstar	Fitch	Kroll	Moodys	DBRS/Morningstar	Fitch	Kroll	Moodys
2025120579			XXX	D	D	D	D	A	A	A	A	A	A	A	A	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2025120551			XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A